Shareholders' Equity - Summary of Stock Option and RSU Award Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options outstanding, beginning balance (in shares)	3,812,242	5,476,790
Stock options granted (in shares)	258,163	488,485
Stock options exercised (in shares)	(1,530,759)	(2,084,063)
Stock options forfeited (in shares)	(50,369)	(68,970)
Stock options outstanding, ending balance (in shares)	2,489,277	3,812,242	5,476,790
Stock options exercisable (in shares)	1,852,236
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price of stock options outstanding, beginning (in dollars per share)	$ 103.76	$ 54.59	$ 32.96
Weighted average exercise price of stock options granted (in dollars per share)	505.69	165.03
Weighted average exercise price of stock options exercised (in dollars per share)	46.26	23.19
Weighted average exercise price of stock options forfeited (in dollars per share)	189.56	68.24
Weighted average exercise price of stock options outstanding, ending (in dollars per share)	103.76	$ 54.59	$ 32.96
Weighted average exercise price of stock options exercisable (in dollars per share)	$ 44.61
Share-based Compensation Arrangement by Share-based Payment Award, Options, Remaining Contractual Term [Abstract]
Remaining contractual term of stock options outstanding, beginning	5 years 5 months 12 days	6 years 1 month 20 days	6 years 2 months 23 days
Remaining contractual term of stock options outstanding, ending	5 years 5 months 12 days	6 years 1 month 20 days	6 years 2 months 23 days
Remaining contractual term of stock options exercisable	4 years 7 months 28 days	4 years 7 months 28 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Aggregate Intrinsic Value [Abstract]
Aggregate intrinsic value of stock options outstanding, beginning	$ 2,559,442	$ 1,307,565	$ 577,731
Aggregate intrinsic value of stock options outstanding, ending	2,559,442	$ 1,307,565	$ 577,731
Aggregate intrinsic value of stock exercisable	$ 2,014,011
Share-based Compensation Arrangement by Share-based Payment Award, Options, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value of stock options outstanding, beginning (in dollars per share)	$ 0	$ 0	$ 0
Weighted average grant date fair value of stock options granted (in dollars per share)	197.26		126.93
Weighted average grant date fair value of stock options outstanding, ending (in dollars per share)	$ 0	$ 0	$ 0
Legacy Option Plan | Class B Multiple Voting
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options exercisable (in shares)	992,376
Stock Option Plan | Class A Subordinate Voting
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options exercisable (in shares)	1,441,791
6 River Systems 2016 Amended and Restated Stock Option and Grant Plan | Class A Subordinate Voting
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options exercisable (in shares)	55,110
Net income (loss) per share:
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options, Outstanding [Roll Forward]
RSUs outstanding, beginning (in shares)	1,939,918	2,473,665
RSUs granted (in shares)	473,697	888,991
RSUs settled (in shares)	(1,176,637)	(1,252,250)
RSUs forfeited (in shares)	(124,011)	(170,488)
RSUs outstanding, ending (in shares)	1,112,967	1,939,918	2,473,665
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value of RSUs outstanding, beginning (in dollars per share)	$ 377.08	$ 159.13	$ 92.40
Weighted average grant date fair value of RSUs granted (in dollars per share)	645.99	232.09
Weighted average grant date fair value of RSUs settled (in dollars per share)	138.04	84.98
Weighted average grant date fair value of RSUs settled (in dollars per share)	262.93	116.06
Weighted average grant date fair value of RSUs outstanding, ending (in dollars per share)	$ 377.08	$ 159.13	$ 92.40